As filed with the Securities and Exchange Commission on October 24, 2011

Registration No. 333-175234

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.                ☒    Post-Effective Amendment No. _1_

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter: TCW Funds, Inc.	Area Code and Telephone Number: (213) 244-0000

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code) 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017

Name and Address of Agent for Service: Philip K. Holl, Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, California 90017 With copies to:	Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement goes effective

Douglas P. Dick, Esquire, Dechert LLP 1775 I Street, NW Washington, DC 20006-2401	It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.

(Number and Street) (City) (State) (Zip Code)

Calculation of Registration Fee under the Securities Act of 1933:

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares in the Registrant has previously been deemed to be registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Explanatory Note

The purpose of this Post-Effective Amendment filing is to file the final tax opinion for the merger of the TCW Relative Value Small Cap Fund into the TCW Value Opportunities Fund.

PART C

Other Information

Item 15.	Indemnification

Under Article Eighth, Section (9) of the Articles of Incorporation of TCW Funds, Inc. (the “Registrant”), directors and officers of the Registrant will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940. Such indemnification rights are also limited by Article 9.01 of the Registrant’s Bylaws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	Form of Articles of Incorporation. — /1/, /17/

(1)(b)	Form of Articles of Amendment. — /2/, /17/

(1)(c)	Form of Articles Supplementary. — /3/, /17/

(1)(d)	Form of Articles Supplementary. — /4/, /17/

(1)(e)	Form of Articles Supplementary. — /5/, /17/

(1)(f)	Form of Articles of Amendment. — /6/

(1)(g)	Form of Articles of Amendment. — /9/

(1)(h)	Form of Articles of Amendment. — /9/

(1)(i)	Form of Articles Supplementary. — /9/

(1)(j)	Form of Articles Supplementary. — /12/

(1)(k)	Form of Articles Supplementary. — /14/

(1)(l)	Form of Articles of Amendment. — /14/

(1)(m)	Form of Articles Supplementary. — /15/

(1)(n)	Form of Articles of Amendment. — /16/

(1)(o)	Form of Articles of Amendment. — /18/

(1)(p)	Form of Articles of Amendment. — /19/

(1)(q)	Form of Articles Supplementary. — /20/

(1)(r)	Form of Articles of Amendment. — /20/

(1)(s)	Form of Articles of Amendment. — /21/

(1)(t)	Form of Articles Supplementary — /22/

(1)(u)	Form of Articles Supplementary — /24/

(1)(v)	Form of Articles Supplementary — /26/

(1)(w)	Form of Articles of Amendment — /27/

(1)(x)	Form of Articles Supplementary — /29/

(1)(y)	Form of Articles of Amendment — /30/

(1)(z)	Form of Articles of Amendment — /31/

(1)(aa)	Form of Articles of Amendment — /32/

(1)(bb)	Form of Articles Supplementary — /32/

(1)(cc)	Form of Articles Supplementary — /34/

(1)(dd)	Form of Articles of Amendment — /34/

(1)(ee)	Form of Articles of Amendment — /34/

(1)(ff)	Form of Articles Supplementary — /35/

(1)(gg)	Form of Articles Supplementary — /38/

(1)(hh)	Form of Articles Supplementary — /39/

(1)(ii)	Form of Articles Supplementary — /40/

(1)(jj)	Form of Articles Supplementary — /41/

(1)(kk)	Form of Articles of Amendment — /42/

(1)(ll)	Form of Articles Supplementary — /44/

(2)(a)	Bylaws. — /1/, /17/

(2)(b)	Amendment No. 1 to By-laws. — /11/

(2)(c)	Amendment No. 2 to By-laws. — /17/

(2)(d)	Amendment No. 3 to By-laws. — /23/

(2)(e)	Amendment No. 4 to By-laws. — /36/

(2)(f)	Amendment and Restated By-laws. — /39/

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization between the TCW Relative Value Small Cap Fund and TCW Value Opportunities Fund — /43/

(5)	No other than as set forth in Exhibits 1 and 2

(6)(a)	Form of Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Funds Management, Inc. — /9/

(6)(b)	Form of Amendment No. 1 to Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.) — /12/

(6)(c)	Form of Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International, Limited. — /7/

(6)(d)	Form of Addendum to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /8/

(6)(e)	Form of Amendment No. 1 to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /11/

(6)(f)	Form of Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.) — /14/

(6)(g)	Form of Amendment No. 1 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. — /17/

(6)(h)	Form of Sub-Advisory Agreement between TCW Investment Management Company and Société Générale Asset Management International Ltd. — /19/

(6)(i)	Form of Sub-Advisory Agreement between TCW Investment Management Company and SGY Asset Management (Singapore) Ltd. — /19/

(6)(j)	Form of Amendment No. 2 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. — /20/

(6)(k)	Form of Amendment No. 3 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /22/.

(6)(l)	Form of Amendment No. 4 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /26/

(6)(m)	Form of Amendment No. 5 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /29/

(6)(n)	Form of Amendment No. 6 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /30/

(6)(o)	Form of Amendment No. 7 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /33/

(6)(p)	Form of Amendment No. 8 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /35/

(6)(q)	Form of Amendment No. 9 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /38/

(6)(r)	Form of Amendment No. 10 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /39/

6(s)	Form of Amendment No. 11 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /45/

6(t)	Form of Amendment No. 12 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /45/

(7)(a)	Form of Amended and Restated Distribution Agreement between Registrant and TCW Brokerage Services. — /9/

(7)(b)	Form of Dealer Agreement. — /21/

(8)	Not Applicable.

(9)(a)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company. — /9/

(9)(b)	Form of Amendment No. 1 to Appendix A to the Custodian Agreement between Registrant and Investors Bank and Trust Company. — /17/

(9)(c)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company — /32/

(9)(d)	Form of Delegation Agreement between Registrant and Investors Bank & Trust Company. — /9/

(10)(a)	Form of Registrant’s Class N Distribution Plan — /9/

(10)(b)	Form of Amended and Restated Plan Pursuant to Rule 18f-3 — /17/

(11)	Opinion of Counsel — /43/

(12)	Form of Opinion and Consent of Counsel supporting tax matters and Consequences — Filed herewith

(13)(a)	Form of Transfer Agency Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC — /26/

(13)(b)(1)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company. — /9/

(13)(b)(2)	Form of Amendment No. 1 to Appendix A to the Administration Agreement between Registrant and Investors Bank & Trust Company — /16/

(13)(c)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company — /32/

(13)(d)	Form of Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company. — /9/

(13)(d)(1)	Form of Amendment No. 1 to Schedule A to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company. — /17/

(13)(d)(2)	Form of Amendment Agreement to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company — /32/

(14)	Consent of Deloitte & Touche LLP — /43/

(15)	None.

(16)	Powers of Attorney — /43/
Power of Attorney for Victoria B. Rogers — Filed herewith

(17)	None.

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 1992.
2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 26, 1993.
3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 23, 1994.

4.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 18, 1994.
5.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on April 21, 1995.
6.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 2, 1998.
7.	Incorporated herein by reference to Registrant’s Registration Statement filed on December 21, 1995.
8.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997.
9.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 30, 1998.
10.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 1999.
11.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2000.
12.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2000.
13.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.
14.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.
15.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 6, 2001
16.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 27, 2001
17.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 15, 2001.
18.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 12, 2002

19.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2003.
20.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 17, 2003.
21.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2004.
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2004.
23.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2004.
24.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2004.
25.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 24, 2005.
26.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 23, 2005.
27.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2005.
28.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2006.
29.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 8, 2006.
30.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 21, 2006
31.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2007.
32.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 15, 2007.
33.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2008.

34.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2009.
35.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 16, 2009.
36.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 10, 2009.
37.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 8, 2010.
38.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2010.
39.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 29, 2010.
40.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 9, 2010.
41.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 12, 2011.
42.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2011.
43.	Incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on July 11, 2011.
44.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A on August 12, 2011
45.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A field on October 21, 2011

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and the State of California on the 24th day of October, 2011.

TCW Funds, Inc.

By:	/S/ PHILIP K. HOLL
Philip K. Holl
Secretary

Pursuant to the Requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

*		October 24, 2011
Patrick C. Haden	Chairman and Director

*		October 24, 2011
Samuel P. Bell	Director

*		October 24, 2011
Thomas E. Larkin, Jr.	Director

*		October 24, 2011
John A. Gavin	Director

*		October 24, 2011
Marc I. Stern	Director

*		October 24, 2011
Janet E. Kerr	Director

*		October 24, 2011
Charles A. Parker	Director

*		October 24, 2011
Peter McMillan	Director

*		October 24, 2011
Victoria B. Rogers	Director

*		October 24, 2011
Charles W. Baldiswieler	President (Principal Executive Officer)

/S/ DAVID S. DEVITO		October 24, 2011
David S. DeVito	Treasurer (Principal Financial and Accounting Officer)

*By:	/S/ PHILIP K. HOLL
Philip K. Holl Attorney-in-Fact